As filed with the Securities and Exchange Commission on September 14, 2016

1933 Act:  Registration No.  333-52965

1940 Act:   Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No.  53 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 54 ☒

UBS MONEY SERIES

[Exact Name of Registrant as Specified in Charter]

1285 Avenue of the Americas
New York, New York  10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (212) 821-3000

MARK F. KEMPER, ESQ.
UBS Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York  10019-6028

(Name and Address of Agent for Service)

Copies to:

JACK W. MURPHY, ESQ.
Dechert LLP
1900 K Street, N.W.
Washington, D.C.  20006

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒  Immediately upon filing pursuant to Rule 485(b)

☐  On                              , pursuant to Rule 485(b)

☐  60 days after filing pursuant to Rule 485(a)(1)

☐  On                              , pursuant to Rule 485(a)(1)

☐  75 days after filing pursuant to Rule 485(a)(2)

☐  On                              , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund, UBS Prime Reserves Fund, UBS Select Government Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Tax-Free Investor Fund, UBS Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Capital Fund, UBS Select Government Capital Fund, UBS RMA Government Money Market Fund and UBS Liquid Assets Government Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of September, 2016.

UBS MONEY SERIES

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	September 14, 2016
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	September 14, 2016
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 14, 2016
Richard R. Burt*

/s/ Mark E. Carver	President	September 14, 2016
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 14, 2016
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	September 14, 2016
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 14, 2016
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 14, 2016
Heather R. Higgins*

/s/ David Malpass	Trustee	September 14, 2016
David Malpass***

*                                    Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**                             Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of the Registrant, SEC File No. 333-52965, filed June 23, 2010.

***                      Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 20, 2014, and incorporated by reference from Post-Effective Amendment No. 38 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2014.

C-2

SIGNATURES

Master Trust, on behalf of its series, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, Prime CNAV Master Fund and Government Master Fund, has duly caused this Post-Effective Amendment to the Registration Statement for UBS Money Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of September, 2016.

MASTER TRUST, on behalf of its series, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, Prime CNAV Master Fund and Government Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment for UBS Money Series has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	September 14, 2016
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	September 14, 2016
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 14, 2016
Richard R. Burt*

/s/ Mark E. Carver	President	September 14, 2016
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 14, 2016
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	September 14, 2016
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 14, 2016
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 14, 2016
Heather R. Higgins*

/s/ David Malpass	Trustee	September 14, 2016
David Malpass***

*                                    Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**                             Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed June 23, 2010.

***                      Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 20, 2014, and incorporated by reference from Post-Effective Amendment No. 38 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2014.

C-3

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase